Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right of use assets and lease liabilities
Schedule of right-of-use assets recognized and the movements

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2023	3,624	1,009	4,633
Additions	—	396	396
Disposal	—	(34)	(34)
Lease modification	1,093	12	1,105
Exchange difference	(113)	—	(113)
Cost at December 31, 2023	4,604	1,383	5,987
Additions	326	332	658
Disposal	—	(173)	(173)
Lease modification	(11)	(17)	(28)
Exchange difference	139	2	141
Cost at December 31, 2024	5,058	1,527	6,585
Depreciation
Opening accumulated depreciation at January 1, 2023	(1,163)	(311)	(1,474)
Depreciation charge	(535)	(261)	(796)
Disposal	—	34	34
Exchange difference	37	—	37
Depreciation at December 31, 2023	(1,661)	(538)	(2,199)
Depreciation charge	(674)	(368)	(1,042)
Disposal	—	173	173
Lease modification	22	36	58
Exchange difference	(79)	—	(79)
Depreciation at December 31, 2024	(2,392)	(697)	(3,089)
Net book value at December 31, 2023	2,943	845	3,788
Net book value at December 31, 2024	2,666	830	3,496

Schedule of maturity analysis of lease liabilities

(in EUR 000)	2024	2023
Lease debt at January 1	3,967	3,305
New lease debts	658	396
Rent expense paid	(1,208)	(886)
Accretion of interest	157	129
Lease modification	30	1,105
Exchange differences	76	(82)
Lease debt at December 31	3,680	3,967

Schedule of detailed information about lease liabilities

(in EUR 000)	2024	2023
Lease debt at January 1	3,967	3,305
New lease debts	658	396
Rent expense paid	(1,208)	(886)
Accretion of interest	157	129
Lease modification	30	1,105
Exchange differences	76	(82)
Lease debt at December 31	3,680	3,967

	As at December 31
(in EUR 000)	2024	2023
Non-current lease liabilities	2,562	3,116
Current lease liabilities	1,118	851
Total	3,680	3,967